SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended
(US$ MILLIONS)	June 30, 2020	June 30, 2019
Interest paid	$565	$417
Income taxes paid	$102	$118

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended
(US$ MILLIONS)	June 30, 2020	June 30, 2019
Accounts receivable	$637	$(147)
Inventory	200	80
Prepayments and other	89	(12)
Accounts payable and other	(102)	557
Changes in non-cash working capital, net	$824	$478